Inventory	12 Months Ended
May 31, 2016
Inventory Disclosure [Abstract]
Inventory
6.	INVENTORY

Inventory consisted of the following:

	As of May 31,
	2015	2016
	US$	US$
Course materials in schools	7,383	5,787
Publications in bookstores	16,600	21,516

	23,983	27,303

Inventory was marked down to the lower of cost or market value, in the amount of US$513 and US$638 for the years ended May 31, 2015 and 2016, respectively.